Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenue from related parties	$ 0		$ 0		$ 46		$ 1,763		$ 2,417		$ 31,439
Net loss per share attributable to Common Stockholders – diluted	$ (1.27)		$ (429.98)		$ (13.48)		$ (1,003.10)		$ (902.19)	[1]	$ (340.75)	[1]
Weighted average common shares outstanding - diluted	16,497,411	[2]	1,335,261	[2]	14,260,161	[2]	1,298,321	[2]	208,573	[1]	95,455	[1]

[1]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.
[2]	Periods presented have been adjusted to reflect the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements